Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operating activities
Net loss	$ (12,475)	$ (7,224)	$ (2,868)
Items not affecting cash
Depreciation and amortization	9,072	6,594	5,628
Amortization of finance costs	144	28	28
Amortization of deferred lease inducements	(69)	(70)	(60)
Share-based compensation	1,656	4,163	1,167
Unrealized foreign exchange	(171)
Interest accretion on balances of purchase payable	211	232	138
Deferred taxes	(3,140)	(395)	(474)
Changes in non-cash working capital items	(14,801)	(1,638)	2,105
Adjustments to reconcile profit (loss)	(7,098)	8,914	8,532
Net cash from (used in) in operating activities	(19,573)	1,690	5,664
Investing activities
Additions to property and equipment, net of disposals	(984)	(463)	(1,231)
Additions to intangibles	(524)	(961)	(160)
Short-term deposits	(1,324)
Restricted cash	(41)	(2,124)
Business acquisition, net of cash acquired	24,869	(13,396)	(1,339)
Net cash from (used in) from investing activities	21,996	(16,944)	(2,730)
Financing activities
Line of credit drawn (repaid)	(40,547)	24,066	(2,349)
Increase of long-term debt, net of related transaction costs	29,459		4,302
Repayment of long-term debt	(20,422)	(2,385)	(3,600)
Share redemption	(432)	(541)	(10,241)
Payment of dividends and assumed dividend	(23,972)		(285)
Exercise of stock options	244
Share issuance, net of share issue costs	50,047	8	16,990
Net cash from (used in) financing activities	(5,623)	21,148	4,817
Effect of exchange rate changes	1,536	2	44
Net change in cash	(1,664)	5,896	7,795
Cash, beginning of year	14,465	8,569	774
Cash, end of year	12,801	14,465	8,569
Interest paid	1,789	897	1,148
Income taxes paid	$ 308	$ 830	$ 210